INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

April 23, 2024

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) (File Nos. 333-191476 and 811-22894) on behalf of the Alternative Access First Priority CLO Bond ETF (formerly, the AXS First Priority CLO Bond ETF)

Dear Sir or Madam:

The Registrant is filing a Preliminary Proxy Statement for the purpose of seeking shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Alternative Access First Priority CLO Bond ETF (the “Fund”), and Alternative Access Funds, LLC (“AAF”), pursuant to which AAF will serve as investment advisor to the Fund.

Please direct your comments to the undersigned at (626) 385-5777. I can also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary